Submission	May 05, 2026
Submission [Line Items]
Central Index Key	0001567925
Registrant Name	Sila Realty Trust, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A